Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of revenue
Revenue is comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
First-party sales	86,384	76,518	95,098
Third-party sales	81,593	78,775	80,255
Value-added services	3,857	2,875	4,244
Marketing and advertising	12,392	7,716	7,619
Other revenue	2,176	1,602	1,714
Revenue	186,402	167,486	188,930